ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2018
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2017	2018
	US$	US$
Accounts receivable	6,716	8,622
Less: allowance for doubtful accounts	(1,191)	(1,342)

Accounts receivable, net	5,525	7,280

Movement of allowance for doubtful accounts was as follows:

	As of September 30,
	2017	2018
	US$	US$
Balance at beginning of the year	661	1,191
Increase of the allowance for doubtful accounts	516	199
Foreign currency adjustment	14	(48)

Balance at end of the year	1,191	1,342